Note 13 - Stock Option and Incentive Plan (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 19, 2013
Note 13 - Stock Option and Incentive Plan (Details) [Line Items]
Restriction Period on Restricted Stock Grants Expiration Rate Per Quarter Over One Year					25.00%
Restriction Period On Restricted Stock Grants Expiration Rate Per Year Over Four Years	25.00%		25.00%		25.00%
Options Vesting And Exercisability Rate Per Quarter Over One Year					25.00%
Term of Options	5 years				5 years
Allocated Share-based Compensation Expense	$ 50,000	$ 107,000	$ 321,000	$ 240,000	$ 110,200	$ 704,188
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	341,000		341,000		81,000	94,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	3 years 73 days				1 year 219 days	1 year
Excess Tax Benefit from Share-based Compensation, Financing Activities					0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)					$ 0.02	$ 0.14
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)			15,450,000		6,400,000	46,875
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term	4 years 6 months				4 years 255 days	2 years 328 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value			29,000	45,000	80,000	406,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value					0	0
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period (in Shares)			0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	0		0
Financial Advisory Services Fees [Member]
Note 13 - Stock Option and Incentive Plan (Details) [Line Items]
Notes Issued	10,000		160,000		60,000
Restricted Stock [Member]
Note 13 - Stock Option and Incentive Plan (Details) [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	10,000		10,000		71,000	96,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition			146 days		292 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value			43,000	700	19,000	256,000
Excess Tax Benefit from Share-based Compensation, Financing Activities	0	0	0	0	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	4 years
Employee Stock Option [Member]
Note 13 - Stock Option and Incentive Plan (Details) [Line Items]
Excess Tax Benefit from Share-based Compensation, Financing Activities	$ 0		$ 0
Scenario, Previously Reported [Member] | The 2006 Stock Incentive Plan [Member]
Note 13 - Stock Option and Incentive Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)							3,000,000
The 2006 Stock Incentive Plan [Member]
Note 13 - Stock Option and Incentive Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)	50,000,000		50,000,000			3,000,000	50,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in Shares)	45,593,221		45,593,221			1,112,310